Stock-Based Compensation (Details) - Schedule of weighted average grant date fair value of options granted	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of weighted average grant date fair value of options granted [Line Items]
Expected Volatility	65.00%	65.00%
Expected Term in Years	6 years 29 days	6 years 29 days
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of weighted average grant date fair value of options granted [Line Items]
Risk Free Interest Rate	0.59%	0.34%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of weighted average grant date fair value of options granted [Line Items]
Risk Free Interest Rate	0.67%	1.47%